SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE (Tables)	12 Months Ended
Dec. 31, 2012
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE
Summary of information concerning securities sold under agreements to repurchase

	2012	2011
Average daily balance during the year	$25,945,603	$22,823,940
Average interest rate during the year	0.06%	0.05%
Maximum month-end balance during the year	$34,494,579	$36,874,298
Weighted average interest rate at year-end	0.06%	0.00%